Stockholders’ Equity (Details Narrative) - USD ($)													1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 01, 2024	Jun. 03, 2024	Mar. 28, 2024	Jan. 01, 2024	Apr. 19, 2023	Apr. 19, 2023	Jul. 07, 2020	Jul. 07, 2020	Mar. 31, 2020	Sep. 27, 2019	Sep. 25, 2019	Sep. 12, 2018	May 31, 2024	Apr. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	May 10, 2023	May 09, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized															5,000,000						5,000,000
Preferred Stock, Par or Stated Value Per Share															$ 0.01						$ 0.01
Preferred Stock, Convertible, Conversion Price															0.20						0.20		$ 0.20
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 8.80						$ 8.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															114						114
Common Stock, Shares Authorized															350,000,000						350,000,000		350,000,000	350,000,000
Unvested weighted-average grant-date fair value															8,000,000						8,000,000		8,000,000
Common Stock, Shares, Outstanding															58,668,647						58,668,647		49,102,484	48,084,287
Stock Issued During Period, Value, New Issues															$ 180,000	$ 532,000	$ 329,000	$ 233,000	$ 5,000	$ 100,000			$ 485,000	$ 80,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																	205,000
Proceeds from Issuance or Sale of Equity																					$ 860,000	$ 338,000	$ 485,000	$ 80,000
Proceeds from Warrant Exercises									$ 264,000
Warrant modification									$ 46,000
Class of Warrant or Right, Outstanding															0						0		152,160	15,000
Common Stock, Par or Stated Value Per Share															$ 0.001						$ 0.001		$ 0.001	$ 0.001
Warrants and Rights Outstanding															$ 2,500,000						$ 2,500,000
Share-Based Payment Arrangement, Noncash Expense															$ 80,000			50,000			$ 490,000	$ 182,000	$ 243,000	$ 954,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																							$ 294,000	$ 217,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised																							0	114
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																								0
Share-Based Payment Arrangement, Nonemployee [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																							360,000	300,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																							$ 0.46	$ 0.54
Share-Based Payment Arrangement, Noncash Expense																							$ 243,000	$ 954,000
Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from Warrant Exercises	$ 1,260,000
Board [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000,000
Preferred Stock, Par or Stated Value Per Share																							$ 0.01
Employees [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																							$ 184,000	$ 768,666
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																							424,999	575,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																							$ 0.43	$ 1.34
Non-Employee [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																							$ 90,000	$ 247,166
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																							191,666	229,053
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																							$ 0.47	$ 1.08
Placement Agent [Member]
Class of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction													8.00%
Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction														9,975,000							759,685
Sale of Stock, Consideration Received on Transaction																					$ 128,000
Purchase Agreement [Member] | Atlas Sciences Llc [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage			19.99%
Alliance Global Partners, LLC [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										7,148,310
Stock Issued During Period, Shares, New Issues										1,740,550
Proceeds from Issuance or Sale of Equity										$ 7,200,000	$ 7,200,000
Maxim Group LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues					$ 8,500
Stock Issued During Period, Shares, New Issues																							598,114
Proceeds from Issuance of Common Stock																							$ 344,000
Sale of Stock, Percentage of Ownership after Transaction					3.00%																		3.00%
Debt Instrument, Fee Amount																							$ 10,326
Maxim Group LLC [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				699,568
Proceeds from Issuance of Common Stock				$ 316,392
Sale of Stock, Percentage of Ownership after Transaction				3.00%
Debt Instrument, Fee Amount				$ 9,492
Maxim Group LLC [Member] | Equity Distribution Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues						$ 8,500
Proceeds from Issuance of Common Stock															$ 4,110						$ 630,204		$ 344,000
Sale of Stock, Percentage of Ownership after Transaction						3.00%									3.00%						3.00%		3.00%
Sale of Stock, Number of Shares Issued in Transaction															10,975						1,305,653		598,114
Sale of Stock, Consideration Received on Transaction															$ 123						$ 18,906		$ 10,326
Atlas Sciences Llc [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction														9,636,400
Market price, percentage			95.00%
Trading maximum lessor amount			$ 500,000
Beneficial ownership percentage			4.99%
Commitment shares issued														$ 338,600
Directors, Officers and Employees [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues							$ 500,000	$ 500,000
Common Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price																							$ 8.80
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 8.80						$ 8.80
Stock Issued During Period, Value, New Issues															$ 1,000	$ 7,000	$ 1,000						$ 1,000
Stock Issued During Period, Shares, New Issues															653,430	6,884,747	807,577	377,959	11,937	322,583			1,017,399	88,749
Stock Issued During Period, Shares, Other															878,537
Common Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,653,036
Common Stock, Par or Stated Value Per Share	$ 0.001
Common Stock [Member] | Atlas Sciences Llc [Member] | Purchase And Registration Rights Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 15,000,000
Warrants [Member] | Alliance Global Partners, LLC [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										8,888,860
Representative Warrants [Member] | Alliance Global Partners, LLC [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Expirations															15,000						5,830,028
Representative Warrants [Member] | Maximum [Member] | Alliance Global Partners, LLC [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									266,665	266,665
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.001
Shares Issued, Price Per Share										$ 0.899
Percentage of outstanding stock										4.99%
Stock Issued During Period, Shares, Other																									1,870,000
Pre-Funded Warrants [Member] | Alliance Global Partners, LLC [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share										$ 0.90
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.99
Stock Issued During Period, Shares, Other																					205,000				8,873,960
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Expirations																							74,450	68,215
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised																								114
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted
Rights [Member]
Class of Stock [Line Items]
Common Stock, Value, Subscriptions															$ 1,000						$ 1,000
Convertible preferred stock face value															$ 1,000						1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 1,000
Proceeds from Issuance of Warrants																					$ 4,700,000		$ 4,700,000
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 8.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							114
Warrants and Rights Outstanding, Term																							5 years
Equity Incentive Plan 2009 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance												7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period												10 years
Series A Junior Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized															4,000,000						4,000,000		250,000	250,000		4,000,000	250,000
Preferred Stock, Par or Stated Value Per Share															$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock shares designated																							4,000,000
Preferred Stock, Shares Outstanding															0						0		0	0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized															10,000						10,000		10,000	10,000
Preferred Stock, Par or Stated Value Per Share															$ 0.01						$ 0.01		$ 0.01
Preferred stock, stated value															$ 1,000						$ 1,000		$ 1,000	$ 1,000
Conversion of Stock, Shares Issued																					689		7
Preferred Stock, Shares Outstanding															0						0		689	696
Series B Convertible Preferred Stock [Member] | Rights [Member]
Class of Stock [Line Items]
Preferred stock face value																							$ 1,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															0			62,841			335,603	385,424	419,285	86,817
Proceeds from Issuance of Common Stock																		$ 35,500			$ 120,000	$ 135,000	$ 150,500	$ 80,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,640,958
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share															$ 0.33			$ 0.44			$ 0.33	$ 0.44	$ 0.31	$ 0.76
Share Price																		0.31				0.31
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share															$ 0.41			0.67			$ 0.41	0.67	$ 0.67	$ 1.02
Share Price																		$ 0.67				$ 0.67
Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.363
Stock Issued During Period, Shares, New Issues		5,640,958
Class B Common Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.363
Stock Issued During Period, Shares, New Issues		5,640,958
Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																							114